Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017		$ 40		$ 92,381	$ (7)	$ (76,619)	$ 15,795
Balance (in shares) at Dec. 31, 2017		14,435,161
Stock-based compensation		$ 0		1,783	0	0	1,783
Issuance of Ordinary Shares and warrants, net	[1]	$ 17		79,132	0	0	79,149
Issuance of Ordinary Shares and warrants, net (in shares)	[1]	6,149,260
Exercise of options and restricted stock units		$ 1		1,026	0	0	1,027
Exercise of options and restricted stock units (in shares)		434,498
Unrealized gain (loss) on marketable debt securities		$ 0		0	(4)	0	(4)
Net loss		0		0	0	(9,856)	(9,856)
Balance at Dec. 31, 2018		$ 58		174,322	(11)	(86,475)	87,894
Balance (in shares) at Dec. 31, 2018		21,018,919
Stock-based compensation		$ 0		2,231	0	0	2,231
Exercise of options and restricted stock units		$ 0	[2]	143	0	0	143
Exercise of options and restricted stock units (in shares)		120,466
Unrealized gain (loss) on marketable debt securities		$ 0		0	46	0	46
Net loss		0		0	0	(20,461)	(20,461)
Balance at Dec. 31, 2019		$ 58		$ 176,696	$ 35	$ (106,936)	$ 69,853
Balance (in shares) at Dec. 31, 2019		21,139,385

[1]	See also Note 10A.
[2]	Represents amount less than $1.